Investment Securities [Text Block]	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Investment Securities [Text Block]
3.	INVESTMENT SECURITIES

The following tables present the amortized cost, gross unrealized gains and losses, and fair value of
Available-for-sale
debt securities and
Held-to-maturity
debt securities at March 31, 2019 and 2020:

At March 31, 2019:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,748,558	¥330,115	¥977		¥24,077,696
Japanese prefectural and municipal bonds	2,203,978	22,593	5		2,226,566
Foreign government and official institution bonds	2,648,874	18,099	25,554		2,641,419
Corporate bonds	1,117,302	14,251	822		1,130,731
Residential mortgage-backed securities	1,635,220	1,469	21,338		1,615,351
Commercial mortgage-backed securities	132,996	310	2,351		130,955
Asset-backed securities	1,494,629	10,846	2,553		1,502,922
Other debt securities (1)	192,930	2,851	2,918		192,863

Total	¥33,174,487	¥400,534	¥56,518		¥33,518,503

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,701	¥41,619	¥—		¥1,142,320
Foreign government and official institution bonds	138,731	193	212		138,712
Residential mortgage-backed securities	910,990	1,209	21,202	(2)	890,997
Commercial mortgage-backed securities	160,267	1,903	2,032	(2)	160,138
Asset-backed securities	2,131,212	1,415	11,847		2,120,780

Total	¥4,441,901	¥46,339	¥35,293		¥4,452,947

Notes:
(1)	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.

(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥10,591 million and ¥4,667 million, respectively, at March 31, 2019 and are not included in the table above.

At March 31, 2020:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,308,538	¥185,302	¥30,961		¥23,462,879
Japanese prefectural and municipal bonds	2,938,743	16,279	2,202		2,952,820
Foreign government and official institution bonds	2,936,110	107,406	6,028		3,037,488
Corporate bonds	1,261,586	12,445	1,205		1,272,826
Residential mortgage-backed securities	1,460,641	3,083	4,331		1,459,393
Commercial mortgage-backed securities	379,234	6,110	3,089		382,255
Asset-backed securities	1,461,083	9,516	1,123		1,469,476
Other debt securities (1)	161,832	3,190	1,956		163,066

Total	¥33,907,767	¥343,331	¥50,895		¥34,200,203

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,574	¥29,856	¥—		¥1,130,430
Foreign government and official institution bonds	151,555	243	689		151,109
Residential mortgage-backed securities	737,242	10,478	3,012	(2)	744,708
Commercial mortgage-backed securities	146,039	2,993	317	(2)	148,715
Asset-backed securities	2,030,371	277	27,716		2,002,932

Total	¥4,165,781	¥43,847	¥31,734		¥4,177,894

Notes:
(1)	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.

(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from
Available-for-sale
debt securities to
Held-to-maturity
debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥8,215 million and ¥3,178 million, respectively, at March 31, 2020 and are not included in the table above.

Contractual Maturities
The amortized cost and fair values of
Held-to-maturity
debt securities and the fair values of
Available-for-sale
debt securities at March 31, 2020 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥24,013	¥24,056	¥11,827,106
Due from one year to five years	1,202,901	1,235,096	10,833,597
Due from five years to ten years	591,471	587,205	5,794,878
Due after ten years	2,347,396	2,331,537	5,744,622

Total	¥4,165,781	¥4,177,894	¥34,200,203

Realized Gains and Losses
For the fiscal year ended March 31, 2018, gross realized gains on sales of
Available-for-sale
debt securities and marketable equity securities were ¥330,508 million and gross realized losses on sales of
Available-for-sale
debt securities and marketable equity securities were ¥49,290 million.
For the fiscal years ended March 31, 2019 and 2020, gross realized gains on sales of
Available-for-sale
debt securities were ¥45,244 million and ¥151,015 million, respectively, and gross realized losses on sales of
Available-for-sale
debt securities were ¥16,541 million and

¥44,662 million,
respectively
.
Other-than-temporary Impairments of Investment
Securities
For the fiscal year ended March 31, 2018, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥8,196 million, which were included in
Investment
securities gains (losses)—net in the accompanying consolidated statements of income. The losses of ¥8,196 million for the fiscal year ended March 31, 2018 included losses of ¥6,660 million from marketable equity securities, ¥114 million from
Available-for-sale
debt securities which mainly comprised of corporate bonds, and ¥1,422 million from nonmarketable equity securities.
For the fiscal years ended March 31, 2019 and 2020, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥606 million and ¥1,590 million, respectively, which were included in Investment securities gains (losses)—net in the accompanying consolidated statements of income. These losses were recorded from
Available-for-sale
debt securities which mainly comprised of corporate bonds for the fiscal years ended March 31, 2019 and 2020. Impairment of marketable equity securities is eliminated according to new guidance on recognition and measurement of financial assets and financial liabilities. The
Available-for-sale
securities (AFS category) is eliminated for equity securities and, therefore, OTTI review is not required for those securities.
Gross Unrealized Losses and Fair Value
The following tables show the gross unrealized losses and fair value of
Available-for-sale
debt securities and
Held-to-maturity
debt securities at March 31, 2019 and 2020, by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2019:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,149,302	¥976	¥5,599	¥1	¥4,154,901	¥977	39
Japanese prefectural and municipal bonds	12,772	5	—	—	12,772	5	4
Foreign government and official institution bonds	397,718	1,125	1,160,671	24,429	1,558,389	25,554	179
Corporate bonds	163,615	776	79,758	46	243,373	822	92
Residential mortgage-backed securities	316,942	1,757	648,353	19,581	965,295	21,338	536
Commercial mortgage-backed securities	42,126	678	57,167	1,673	99,293	2,351	104
Asset-backed securities	164,738	2,553	—	—	164,738	2,553	87
Other debt securities	77,660	549	37,027	2,369	114,687	2,918	38

Total	¥5,324,873	¥8,419	¥1,988,575	¥48,099	¥7,313,448	¥56,518	1,079

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥—	¥—	¥55,084	¥212	¥55,084	¥212	10
Residential mortgage-backed securities	74,180	1,199	798,165	20,003	872,345	21,202	457
Commercial mortgage-backed securities	3,154	37	155,011	1,995	158,165	2,032	32
Asset-backed securities	1,423,048	10,196	241,233	1,651	1,664,281	11,847	102

Total	¥1,500,382	¥11,432	¥1,249,493	¥23,861	¥2,749,875	¥35,293	601

	Less than 12 months		12 months or more		Total
At March 31, 2020:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥11,781,600	¥30,961	¥—	¥—	¥11,781,600	¥30,961	202
Japanese prefectural and municipal bonds	935,540	2,202	—	—	935,540	2,202	340
Foreign government and official institution bonds	564,620	5,481	114,407	547	679,027	6,028	153
Corporate bonds	522,941	1,191	25,228	14	548,169	1,205	154
Residential mortgage-backed securities	114,057	530	388,064	3,801	502,121	4,331	402
Commercial mortgage-backed securities	182,887	3,087	1,304	2	184,191	3,089	39
Asset-backed securities	189,775	503	86,605	620	276,380	1,123	94
Other debt securities	53,070	132	30,657	1,824	83,727	1,956	24

Total	¥14,344,490	¥44,087	¥646,265	¥6,808	¥14,990,755	¥50,895	1,408

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥55,746	¥689	¥—	¥—	¥55,746	¥689	9
Residential mortgage-backed securities	108,478	1,033	360,841	1,979	469,319	3,012	281
Commercial mortgage-backed securities	10,281	32	133,791	285	144,072	317	31
Asset-backed securities	637,201	8,536	1,259,720	19,180	1,896,921	27,716	77

Total	¥811,706	¥10,290	¥1,754,352	¥21,444	¥2,566,058	¥31,734	398

Evaluating Investment Securities for Other-than-
temporary
Impairments
The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.
Corporate bonds
As of March 31, 2020, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public
companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default. The credit loss components recognized in earnings were ¥1,761 million and ¥1,535 million at March 31, 2019 and 2020, respectively.
Residential mortgage-backed securities
As of March 31, 2020, unrealized losses on these securities were primarily driven by securities guaranteed by a U.S. government agency or a government-sponsored agency which are collateralized by residential mortgage loans. Unrealized losses mainly resulted from changes in interest rates and not from changes in credit quality. The MUFG Group determined through analysis that no OTTI was identified on such securities as of March 31, 2020 and no impairment loss has been recorded because the strength of the issuers’ guarantees through direct obligations or support from the U.S. government is expected to be sufficient to recover
the entire amortized cost basis of these securities.

Asset-backed securities
As of March 31, 2020, unrealized losses on these securities were primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the OTTI and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no OTTI was identified as of March 31, 2020 and no impairment loss has been recorded.
Other debt securities
As of March 31, 2020, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds result from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of OTTI, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no OTTI losses were recorded in the accompanying consolidated statements of income.
Marketable equity securities included in Equity Securities
The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:
The length of time that the fair value of the investment has been below cost
—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.
The extent to which the fair value of investments has been below cost as of the end of the reporting period
—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.
The financial condition and near-term prospects of the issuer
—The MUFG Group considers the
financial
condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.
At March 31, 2018, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above.
OTTI of marketable equity securities is eliminated according to new guidance on recognition and measurement of financial assets and financial liabilities.
Equity Securities
The following table presents net realized losses on sales of equity securities, and net unrealized losses on equity securities still held at March 31, 2019 and 2020
:

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Net losses recognized during the period (1)	¥(278,746)	¥(639,813)
Less:
Net losses recognized during the period on equity securities sold during the period	(3,303)	(37,541)

Net unrealized losses recognized during the reporting period still held at the reporting date	¥(275,443)	¥(602,272)

Note:
(1)	Included in Investment securities gains (losses)—net.

Measurement Alternative of Equity Securities
The following table presents the carrying value of nonmarketable equity securities held at March 31, 2019 and 2020
:
	2019	2020
	(in millions)
Measurement alternative balance	¥563,733	¥534,882

The related adjustments for these securities for the fiscal years ended March 31, 2019 and 2020 were as follow
:

	Fiscal years ended March 31,
	2019	2020
	(in millions)
Measurement alternative impairment losses (1)(4)	¥(2,292)	¥(3,099)
Measurement alternative downward changes for observable prices (1)(2)(3)(5)	¥—	¥(953)
Measurement alternative upward changes for observable prices (1)(2)(3)(6)	¥53,077	¥6,223

Notes:
(1)	Included in Investment securities gains (losses)—net.

(2)
Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.

(3)
The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.

(4)	The cumulative impairment losses at March 31, 2019 and 2020 were ¥2,292 million and ¥5,007 million, respectively.

(5)	The cumulative downward changes for observable prices at March 31, 2019 and 2020 were nil and ¥953 million, respectively.

(6)	The cumulative upward changes for observable prices at March 31, 2019 and 2020 were ¥53,077 million and ¥34,466 million, respectively.